Nature of our Business, Development Stage Company and Continuance of Operations	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Nature Of Business Development Stage Company and Continuance Of Operations [Abstract]
Nature Of Business Development Stage Company and Continuance Of Operations [Text Block]
1.	Nature of our Business, Development Stage Company and Continuance of Operations

These unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America applicable to a going concern which contemplated the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Since inception, the Company has incurred substantial losses and there is substantial doubt that the Company will generate sufficient revenues in the foreseeable future to meet its operating cash requirements. Accordingly, the Company’s ability to continue operations depends on its success in obtaining additional capital in an amount sufficient to meet its cash needs. This raises substantial doubt about its ability to continue as a going concern. These financial statements do not include any adjustments that might result from this uncertainty.

Our independent registered public accounting firm has included an explanatory paragraph in its report on the financial statements for the year ended October 31, 2011 which raises substantial doubt about our ability to continue as a going concern.

Micro Imaging Technology, Inc. (the “Company”), a California corporation, is a holding company whose operations are conducted through its Nevada subsidiary, Micro Imaging Technology (“MIT”). As of January 31, 2012, the Company owns eighty point seven percent (80.7%) of the issued and outstanding stock of MIT.

The losses incurred to date which are applicable to the minority stockholders of the Company’s consolidated subsidiary, MIT, exceed the value of the equity held by the minority stockholders. Such losses have been allocated to the Company as the majority stockholder and are included in the net loss and accumulated deficit in the condensed consolidated financial statements for the three months ended January 31, 2012. Any future profits reported by our subsidiary will be allocated to the Company until the minority’s share of losses previously absorbed by the Company have been recovered.

In 1997, the Company began marketing a small, point-of-use water treatment product aimed at the high purity segment of commercial and industrial water treatment markets. In February 2000, the Company formed Electropure EDI, Inc. (EDI), a wholly-owned Nevada subsidiary, through which all manufacturing and sales of its proprietary water treatment products were then conducted. In October 2005, the Company sold the assets of the EDI subsidiary and discontinued operations.

The Company acquired, in October 1997, an exclusive license to patent and intellectual property rights involving laser light scattering techniques to be utilized in the detection and monitoring of toxicants in drinking water. In February 2000, the Company formed Micro Imaging Technology (MIT), a majority-owned Nevada subsidiary, to conduct research and development based upon advancements developed and patented from the licensed technology. The technology being developed is a non-biologically based system utilizing both proprietary hardware and software to rapidly (near real time) determine the specific specie of an unknown microbe present in a fluid with a high degree of statistical probability (“MIT system”). It will analyze a sample presented to it and compare its characteristics to a library of known microbe characteristics on file. At present, it is the Company’s only operation.

Effective with the sale of its EDI operation in October 2005, the Company’s planned principal operation, the further development and marketing of its remaining technology, has not produced any significant revenue and, as such, the Company, beginning with the fiscal year starting November 1, 2005, is considered a development stage enterprise.

1.	Description of Business and Development Stage Company

Micro Imaging Technology, Inc. (the “Company”), a California corporation, is a holding company whose operations are conducted through its 81%-owned subsidiary.

The losses incurred to date which are applicable to the noncontrolling (minority) stockholders of the Company’s consolidated subsidiary, Micro Imaging Technology (MIT) exceed the value of the equity held by the noncontrolling stockholders. Such losses have been allocated to the Company as the majority stockholder and are included in the net loss and accumulated deficit in the consolidated financial statements for the fiscal year ended October 31, 2011. In accordance with the guidance provided under FASB Codification No. 810, (Consolidation-Noncontrolling Interests) the Company’s annual and interim reports present losses by the subsidiary separately from that attributable to the parent and separately in the equity section of the balance sheets.

In 1997, the Company began marketing a small, point-of-use water treatment product aimed at the high purity segment of commercial and industrial water treatment markets. In February 2000, the Company formed Electropure EDI, Inc. (EDI), a wholly-owned Nevada subsidiary, through which all manufacturing and sales of its proprietary water treatment products were then conducted. In October 2005, the Company sold the assets of the EDI subsidiary and discontinued operations.

The Company acquired, in October 1997, an exclusive license to patent and intellectual property rights involving laser light scattering techniques to be utilized in the detection and monitoring of toxicants in drinking water. The Company formed Micro Imaging Technology (MIT) in February 2000, a wholly-owned Nevada subsidiary, to conduct research and development based upon advancements developed and patented from the licensed technology. It is this technology that is being developed.

The Company is developing a non-biologically based system utilizing both proprietary hardware and software to rapidly (near real time) determine the specific specie of an unknown microbe present in a fluid with a high degree of statistical probability (“MIT System”). It will analyze a sample presented to it and compare its characteristics to a library of known microbe characteristics on file. At present, it is the Company’s only operation.

Effective with the sale of its EDI operation in October 2005, the Company’s planned principal operation, the further development and marketing of its remaining technology, has not produced any significant revenue and, as such, the Company, beginning with the fiscal year commenced November 1, 2005, is now considered a development stage enterprise.